Commitments	12 Months Ended
Dec. 31, 2021
Disclosure of Commitments [Abstract]
Commitments

15.Commitments

(i)The Corporation has leased premises with third parties. The minimum committed lease payments, which include the lease liability payments shown as base rent, are approximately as follows:

	Base rent	Variable rent	Total
2022	$53,934	$51,846	$105,780
2023	55,376	51,846	107,222
2024	23,073	21,603	44,676
	$132,383	$125,295	$257,678

(ii)The Corporation has signed various agreements with consultants to provide services. Under the agreements, the Corporation has the following remaining commitments.

2022	$689,662

(iii)Cardiol entered into a development agreement (the “Caro Development Agreement”) with the Clinical Academic Research Organization, S.A. DE C.V. (“Caro”) dated August 28, 2018, for the further research and development of proprietary drug formulations for the treatment of heart failure. Caro is a Mexican corporation dedicated to providing clinical and scientific experimentation and consulting, as well as performing development activities by itself or through third-party providers.

Pursuant to the terms of the Caro Development Agreement, Caro will provide scientific experimentation, research activities, medical drug development activities, and medical drug formulation and discovery to Cardiol (the “Development Activities”), as set out in a development plan (the “Development Plan”). Under the Caro Development Agreement, Caro may also engage third-party providers of development activities in support of the Development Plan, which is anticipated to be limited to third-party vendors of materials.

Pursuant to the terms of the Caro Development Agreement, Cardiol will immediately upon execution of the Caro Development Agreement allot and set aside 824,000 Common Shares of Cardiol, and issue to Caro 824,000 warrants (the “Caro Compensation Warrants”), each warrant having the following qualifications: (i) an expiry date of August 31, 2022, or such earlier date as may be specified by a relevant stock exchange; (ii) an exercise price of $4 per share (to be settled through the issuance of invoices by Caro); and (iii) each of the Caro Compensation Warrants entitles Caro to purchase one Common Share of Cardiol for the exercise price. Cardiol also further agreed to pay Caro US$400,000 in cash (paid).

Pursuant to the terms of the Caro Development Agreement, both Cardiol and Caro may terminate the Caro Development Agreement if either party believes in good faith that the continued performance of the Development Activities may be commercially unwise, jeopardize safety, or otherwise be unethical or illegal. However, if Caro terminates the Caro Development Agreement for any reason except breach of contract by Cardiol, or terminates the development activities under the contract prior to achievement of all milestones in the Development Plan, then any unexercised Caro Compensation Warrants that are not related to Development Activities and milestones in the Development Plan that have been attained up to the time of termination of the Caro Development Agreement shall be deemed terminated as of the time of termination of the Caro Development Agreement.

Further, if Cardiol terminates the Caro Development Agreement for any reason (including breach of contract by Caro), or requires Caro to terminate the Development Activities prior to achievement of all milestones in the Development Plan, then the Caro Compensation Warrants issued to Caro that can be invoiced for the CARO Development Activities completed up to the time of termination shall be considered to have been earned notwithstanding such termination.

The CARO Compensation Warrants that cannot be exercised (because invoices for CARO Development Activities not completed cannot be issued) will be deemed terminated, null and void as of termination.

(iv)Cardiol entered into an exclusive supply agreement (the "Exclusive Supply Agreement”) with Noramco, Inc. (“Noramco”) dated September 28, 2018, as amended on December 7, 2018, December 11, 2018, July 2, 2019 and September 11, 2019, and November 12,
2019 pursuant to which Noramco will be the exclusive supplier of pharmaceutical cannabidiol for Cardiol, provided Noramco is able to meet Cardiol’s supply requirements.

During 2020, the Exclusive Supply Agreement was assigned to Purisys, LLC ("Purisys"), an affiliate of Noramco headquartered in Athens, Georgia. This assignment had no impact on Cardiol’s rights under the Exclusive Supply Agreement.

(iv)(continued) Pursuant to the terms of the Exclusive Supply Agreement, Cardiol paid a non-refundable payment of US$3,000,000 (the “Exclusivity Payment”). The Exclusivity Payment represents a prepayment for inventory and is being credited towards purchases.

Effective upon entering into a supply agreement with Shoppers Drug Mart Inc. on March 16, 2020, Purisys shall not sell pharmaceutical cannabidiol to any third party for use in the production of products sold to retail pharmacies in Canada and Mexico, such as Shoppers Drug Mart Inc. Notwithstanding this restriction, Purisys shall have the right to sell pharmaceutical cannabidiol to third parties outside Canada for use in products that are approved as prescription medicines by the Therapeutic Products Directorate of Health Canada for delivery into Canada.

The Exclusive Supply Agreement expires on December 31, 2038, subject to certain renewal provisions.

(v)Pursuant to the terms of agreements with various other contract research organizations, the Corporation is committed for contract research services for 2021 at a cost of approximately $1,043,244.